Financial Instruments - Summary of Group's Exposure to Foreign Currency Risk Based on Notional Amounts (Detail) - Currency risk € in Thousands, ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CNY (¥)
USD
Disclosure of Risks [line items]
Financial assets (liabilities)	$ 276,585			$ 216,392
USD | Financial assets
Disclosure of Risks [line items]
Financial assets	1,535,734			705,630
USD | Other non-current assets
Disclosure of Risks [line items]
Financial assets	69			69
USD | Financial asset at fair value through other comprehensive income
Disclosure of Risks [line items]
Financial assets	442,921			156,278
USD | Due from related parties - current
Disclosure of Risks [line items]
Financial assets	103			1,059
USD | Trade receivables and contract assets
Disclosure of Risks [line items]
Financial assets	39,575			11,566
USD | Other current assets
Disclosure of Risks [line items]
Financial assets	7,806			2,340
USD | Cash and cash equivalents
Disclosure of Risks [line items]
Financial assets	1,045,260			534,318
USD | Financial liabilities
Disclosure of Risks [line items]
Financial liabilities	(1,492,159)			(1,462,666)
USD | Loans and borrowings - non-current
Disclosure of Risks [line items]
Financial liabilities	(198,028)			(234,458)
USD | Debt securities issued - non-current
Disclosure of Risks [line items]
Financial liabilities	(467,354)			(911,923)
USD | Lease obligations - non-current
Disclosure of Risks [line items]
Financial liabilities	(1,287)			(1,063)
USD | Other non-current liabilities
Disclosure of Risks [line items]
Financial liabilities	(37,041)			(34,889)
USD | Loans and borrowings - current
Disclosure of Risks [line items]
Financial liabilities	(91,476)			(85,119)
USD | Debt securities issued - current
Disclosure of Risks [line items]
Financial liabilities	(501,154)			(53,853)
USD | Lease obligations - current
Disclosure of Risks [line items]
Financial liabilities	(60)			(103)
USD | Other current liabilities
Disclosure of Risks [line items]
Financial liabilities				(848)
USD | Trade and other payables - current
Disclosure of Risks [line items]
Financial liabilities	(194,302)			(134,540)
USD | Due to related parties
Disclosure of Risks [line items]
Financial liabilities	(1,457)			(5,870)
USD | Financial liabilities defined as hedging instruments
Disclosure of Risks [line items]
Financial assets (liabilities)	6,582			10,097
USD | Participating cross currency swap and FX swap contracts
Disclosure of Risks [line items]
Financial assets (liabilities)	(23,572)			361,971
USD | Currency forward contracts
Disclosure of Risks [line items]
Financial assets (liabilities)	$ 250,000			$ 601,360
EUR
Disclosure of Risks [line items]
Financial assets (liabilities) | €		€ (409,681)			€ (186,969)
EUR | Financial assets
Disclosure of Risks [line items]
Financial assets | €		499,408			734,036
EUR | Other non-current assets
Disclosure of Risks [line items]
Financial assets | €		11			11
EUR | Financial asset at fair value through other comprehensive income
Disclosure of Risks [line items]
Financial assets | €		43,369			75,622
EUR | Trade receivables and contract assets
Disclosure of Risks [line items]
Financial assets | €		23,748			15,857
EUR | Other current assets
Disclosure of Risks [line items]
Financial assets | €		2,552			3,184
EUR | Cash and cash equivalents
Disclosure of Risks [line items]
Financial assets | €		429,728			639,362
EUR | Financial liabilities
Disclosure of Risks [line items]
Financial liabilities | €		(1,012,511)			(935,895)
EUR | Loans and borrowings - non-current
Disclosure of Risks [line items]
Financial liabilities | €		(581,532)			(631,844)
EUR | Lease obligations - non-current
Disclosure of Risks [line items]
Financial liabilities | €		(8,264)			(9,425)
EUR | Loans and borrowings - current
Disclosure of Risks [line items]
Financial liabilities | €		(340,089)			(201,955)
EUR | Lease obligations - current
Disclosure of Risks [line items]
Financial liabilities | €		(1,272)			(3,097)
EUR | Other current liabilities
Disclosure of Risks [line items]
Financial liabilities | €		(9,247)			(2,160)
EUR | Trade and other payables - current
Disclosure of Risks [line items]
Financial liabilities | €		(72,107)			(87,414)
EUR | Financial liabilities defined as hedging instruments
Disclosure of Risks [line items]
Financial assets (liabilities) | €		115,662			329,890
EUR | Participating cross currency swap and FX swap contracts
Disclosure of Risks [line items]
Financial assets (liabilities) | €		€ (12,240)			(325,000)
EUR | Currency forward contracts
Disclosure of Risks [line items]
Financial assets (liabilities) | €					€ 10,000
CNY
Disclosure of Risks [line items]
Financial assets (liabilities) | ¥			¥ (589,023)			¥ (514,648)
CNY | Financial assets
Disclosure of Risks [line items]
Financial assets | ¥			213,954			257,212
CNY | Other current assets
Disclosure of Risks [line items]
Financial assets | ¥			2			56
CNY | Cash and cash equivalents
Disclosure of Risks [line items]
Financial assets | ¥			213,952			257,156
CNY | Financial liabilities
Disclosure of Risks [line items]
Financial liabilities | ¥			(1,161,067)			(872,446)
CNY | Loans and borrowings - non-current
Disclosure of Risks [line items]
Financial liabilities | ¥			(773,392)			(473,134)
CNY | Loans and borrowings - current
Disclosure of Risks [line items]
Financial liabilities | ¥			(130,358)			(75,635)
CNY | Trade and other payables - current
Disclosure of Risks [line items]
Financial liabilities | ¥			(257,317)			(323,677)
CNY | Participating cross currency swap and FX swap contracts
Disclosure of Risks [line items]
Financial assets (liabilities) | ¥			¥ 358,090			¥ 100,586